Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Loss for the year	$ (190,453,387)	$ (174,016,842)	$ (1,963,885)
Adjustments for:
Bank interest income	(472,189)	(3,980)	(8,043)
Dividend income	(9,862)
Depreciation	5,986,888	4,288,115	1,292,472
Amortization of intangible assets	1,556,091	3,058,527	1,133,564
Other finance costs	4,198,184	5,238,030	59,567
Fair value loss on convertible securities	0	29,054,669	2,846,750
Fair value loss on preference shares liabilities	60,091,353	125,398,798
Fair value loss on financial assets at fair value through profit or loss	9,363,495	94,000
Fair value gain on warrant liabilities	(3,196,538)
Restructuring costs in relation to diagnostic business	30,378,741
Net foreign exchange losses/(gains)	223,927	(285,025)	280,360
Write-off on amount due from a shareholder		106,179
Gain on bargain purchase		(117,238)
Loss on disposal of a subsidiary		292,132
Impairment loss on interest in joint venture			570,704
Impairment loss on amount due form a joint venture		176,227
Loss/(gain) on disposal of property, plant and equipment	72,976	(39)	1,646
Write-off on property, plant and equipment	268,226	476,431
Write-off on inventories	2,055,859
Share of loss of a joint venture			1,133,321
Share-based payment on listing	89,546,601
Equity-settled share-based payment expenses	31,580,383	22,494,918	1,617,469
Income tax expense/(credit)	7,147,104	3,732,744	(1,937,558)
Total adjustments to reconcile profit (loss)	48,337,852	19,987,646	5,026,367
Changes in:
Increase in deferred expenses	(10,885,089)
Decrease/(increase) in inventories	1,256,133	(2,331,649)	(3,745,228)
Decrease/(increase) in trade receivables	6,966,189	(24,050,811)	(20,090,387)
Increase in deposits, prepayments and other receivables	(1,213,944)	(6,126,194)	(1,093,451)
Decrease in amount due from a joint venture			18,862
Decrease/(increase) in amounts due from related companies	9,060	(9,060)
Decrease/(increase) in other non-current assets	430,534	(499,966)	(32,577)
(Decrease)/increase in trade payables	(2,627,637)	(3,457,215)	9,707,910
(Decrease)/increase in accrued expenses and other current liabilities	(24,390,581)	27,350,803	5,962,060
(Decrease)/increase in contract liabilities	(4,034,911)	2,532,659	1,485,582
Increase in other non-current liabilities	726,494
Cash generated from/(used in) operating activities	14,574,100	13,396,213	(2,760,862)
Income taxes (paid)/refund	(59,504)	20,284	(118,849)
Net cash from/(used in) operating activities	14,514,596	13,416,497	(2,879,711)
Cash flows from investing activities
Payment for purchase of property, plant and equipment	(4,948,151)	(8,546,945)	(2,862,902)
Proceeds from disposal of property, plant and equipment	49,938	713,523	10,890
Payment for purchase of intangible assets	(1,394,553)	(2,865,315)	(197,159)
Payment for purchase of short-term deposits	(19,920,160)
Payment for purchase of financial assets at fair value through profit or loss	(20,000,000)	(10,000,000)
Proceeds from redemption of financial assets at fair value through profit or loss	3,004,897
Payment for acquisition, net of cash acquired	(3,418,715)		(2,929,533)
Increase in amount due from a shareholder			(4,182)
Settlement of deferred consideration		(1,326,823)
Dividend received	9,862
Interest received	472,189	3,980	8,043
Net cash used in investing activities	(46,144,693)	(22,021,580)	(5,974,843)
Cash flows from financing activities
Capital element of lease rentals paid	(1,877,896)	(1,299,031)	(610,926)
Interest element of lease rentals paid	(244,085)	(205,915)	(49,400)
Proceeds from new trade financing	21,677,075
Interest paid	(172,978)	(33)	(654)
Repayment of trade financing	(21,677,075)
Proceeds from issuance of shares	116,864
Proceeds from issuance of preference shares		25,970,000
Proceeds from Reverse Recapitalization	146,158,422
Proceeds from issuance of convertible securities		4,980,718	12,499,363
Payment for purchase of treasury shares	(661,519)
(Decrease)/increase in amounts due to shareholders		(128,797)	4,477
Net cash from financing activities	143,318,808	29,316,942	11,842,860
Net increase in cash and cash equivalents	111,688,711	20,711,859	2,988,306
Cash and cash equivalents at the beginning of the year	35,288,952	14,489,880	11,521,505
Effect of foreign exchange rate changes	(317,468)	87,213	(19,931)
Cash and cash equivalents at the end of the year	$ 146,660,195	$ 35,288,952	$ 14,489,880